Loan Commitments and Letters of Credit (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Future loan commitments	$ 11,123	$ 31,211
Undisbursed construction loans	3,406	5,673
Undisbursed home equity lines of credit	23,019	23,172
Undisbursed commercial lines of credit	23,842	17,995
Overdraft protection lines	1,190	1,190
Standby letters of credit	611	34
Total loan commitments and letters of credit	63,191	79,275
Future fixed rate loan commitments	$ 10,600	$ 16,000
Future fixed rate loan commitments rate, stated percentage rate range, minimum	2.63%	3.00%
Future fixed rate loan commitments rate, stated percentage rate range, maximum	7.00%	6.25%